Income Taxes Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Accounts receivable reserves	$ 77,610,000	$ 91,773,000
Net operating loss (“NOL”) carryforwards	76,809,000	81,530,000
Accrued liabilities	116,162,000	78,331,000
Other	18,030,000	47,421,000
Gross deferred tax assets, net of valuation allowances	288,611,000	299,055,000
Valuation allowances	(24,159,000)	(21,037,000)
Gross deferred tax assets, net of valuation allowances	264,452,000	278,018,000
Amortization of intangibles	623,087,000	606,933,000
Contingent convertible debentures interest	412,305,000	353,397,000
Fixed assets and depreciation methods	73,538,000	55,135,000
Subsidiary stock basis	10,776,000	12,271,000
Current and noncurrent assets	508,000	10,702,000
Other	21,877,000	18,054,000
Gross deferred tax liabilities	1,142,091,000	1,056,492,000
deferred tax benefit, ferderal, state and foreign	77,000,000
deferred federal tax asset, net	26,000,000
deferred state tax asset, net	47,000,000
deferred foreign tax asset, net	$ 4,000,000